INCOME TAXES (Valuation Allowance) (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2014 Foreign deferred tax assets [Member]	Jun. 30, 2013 Foreign deferred tax assets [Member]	Jun. 30, 2014 Foreign net operating loss carryforward and other [Member]	Jun. 30, 2013 Foreign net operating loss carryforward and other [Member]
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	$ (51)	$ (36)	$ (20)
Change in valuation allowance				(12)	(9)	(3)	(7)
Valuation allowance at end of year	$ (51)	$ (36)	$ (20)